Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 97.8%
Health Care - 97.8%
4D Molecular Therapeutics, Inc.*	4,941	$85,232
89bio, Inc.*	7,612	75,359
AbCellera Biologics, Inc. (Canada)*	14,975	76,522
ACELYRIN, Inc.*	11,272	85,893
Agenus, Inc.*	107,808	71,929
Akero Therapeutics, Inc.*	3,677	79,460
Alector, Inc.*	10,258	61,138
Allakos, Inc.*	26,052	33,086
Allogene Therapeutics, Inc.*	30,282	106,593
Alpine Immune Sciences, Inc.*	4,347	115,674
ALX Oncology Holdings, Inc.*	6,222	89,659
Ambrx Biopharma, Inc.*	6,097	169,497
AnaptysBio, Inc.*	4,310	101,716
Apogee Therapeutics, Inc.*(1)	3,531	118,289
Arcellx, Inc.*	1,600	98,944
Arcturus Therapeutics Holdings, Inc.*	2,927	96,503
Arcus Biosciences, Inc.*	4,654	70,462
Ardelyx, Inc.*	14,149	123,521
Arrowhead Pharmaceuticals, Inc.*	2,875	92,288
Arvinas, Inc.*	2,300	95,450
Avidity Biosciences, Inc.*	10,219	124,978
Beam Therapeutics, Inc.*	2,755	67,222
Belite Bio, Inc.*(1)(2)	1,858	80,693
Bicycle Therapeutics PLC (United Kingdom)*(2)	5,471	95,469
Biohaven Ltd.*	2,180	96,966
Biomea Fusion, Inc.*	5,840	105,587
Cabaletta Bio, Inc.*	3,995	81,818
Caribou Biosciences, Inc.*	13,300	81,529
Cassava Sciences, Inc.*(1)	2,726	65,288
Celldex Therapeutics, Inc.*	2,270	79,949
Cogent Biosciences, Inc.*	16,545	73,294
Compass Pathways PLC (United Kingdom)*(2)	10,630	119,800
Crinetics Pharmaceuticals, Inc.*	2,353	85,837
Cullinan Oncology, Inc.*	9,643	145,995
CureVac NV (Germany)*(1)	14,198	50,971
Cymabay Therapeutics, Inc.*	3,792	89,150
Cytokinetics, Inc.*	2,242	175,167
Day One Biopharmaceuticals, Inc.*	5,754	86,598
Denali Therapeutics, Inc.*	3,540	56,675
Disc Medicine, Inc.*	1,408	92,576
Dynavax Technologies Corp.*	6,048	78,140
Dyne Therapeutics, Inc.*	6,943	148,580
Editas Medicine, Inc.*	7,571	53,224
Exscientia PLC (United Kingdom)*(1)(2)	13,909	81,089
Geron Corp.*	37,133	68,325
Ideaya Biosciences, Inc.*	2,398	104,385
IGM Biosciences, Inc.*(1)	12,625	132,815
Immatics NV (Germany)*	8,374	95,129
ImmunityBio, Inc.*(1)	20,163	67,748
Immunovant, Inc.*	1,927	70,162
Inhibrx, Inc.*	2,980	114,819
Intellia Therapeutics, Inc.*	2,576	61,360
Iovance Biotherapeutics, Inc.*	10,644	82,278
iTeos Therapeutics, Inc.*	7,619	75,809
Karuna Therapeutics, Inc.*	375	117,533
Keros Therapeutics, Inc.*	2,431	134,580
Krystal Biotech, Inc.*	706	78,543
Kura Oncology, Inc.*	6,867	138,301
Kymera Therapeutics, Inc.*	3,225	105,716
Liquidia Corp.*	11,257	143,864
Lyell Immunopharma, Inc.*	40,625	74,344
MacroGenics, Inc.*	8,814	126,040
Madrigal Pharmaceuticals, Inc.*	352	76,282
Merus NV (Netherlands)*	3,246	115,817
Mineralys Therapeutics, Inc.*	9,947	108,522
MoonLake Immunotherapeutics*	1,423	79,517
Morphic Holding, Inc.*	2,777	88,003
Neumora Therapeutics, Inc.*(1)	5,609	83,574
Novavax, Inc.*(1)	14,422	57,688
Nurix Therapeutics, Inc.*	9,179	72,514
Nuvalent, Inc. Class A*	1,039	78,102
Olema Pharmaceuticals, Inc.*	6,661	86,859
ORIC Pharmaceuticals, Inc.*	8,939	98,240
Phathom Pharmaceuticals, Inc.*	9,189	61,566
Pliant Therapeutics, Inc.*	4,894	87,700
Precigen, Inc.*	65,129	89,878
Protagonist Therapeutics, Inc.*	3,951	98,815
Prothena Corp. PLC (Ireland)*	2,103	59,704
RAPT Therapeutics, Inc.*	4,243	105,014
RayzeBio, Inc.*	3,086	191,641
Recursion Pharmaceuticals, Inc. Class A*	8,611	81,030
REGENXBIO, Inc.*	3,942	48,565
Relay Therapeutics, Inc.*	8,239	76,211
Replimune Group, Inc.*	10,576	82,070
REVOLUTION Medicines, Inc.*	3,138	87,080
Rocket Pharmaceuticals, Inc.*	2,902	83,374
Sana Biotechnology, Inc.*	20,567	112,913
Scholar Rock Holding Corp.*	4,421	61,673
Scilex Holding Co. (Singapore)*(3)	17,635	27,475
Soleno Therapeutics, Inc.*	2,207	102,294
Spyre Therapeutics, Inc.*	5,530	143,282
Structure Therapeutics, Inc.*(2)	1,400	61,068
Summit Therapeutics, Inc.*	31,085	121,853
Syndax Pharmaceuticals, Inc.*	4,128	84,583
Tango Therapeutics, Inc.*	8,054	94,635
Terns Pharmaceuticals, Inc.*	12,664	65,600
TG Therapeutics, Inc.*	4,559	74,038
uniQure NV (Netherlands)*	10,131	56,328
Vaxcyte, Inc.*	1,354	96,703
Vera Therapeutics, Inc.*	5,574	203,005
Verve Therapeutics, Inc.*	5,731	62,009
Viking Therapeutics, Inc.*	4,270	103,078
Vir Biotechnology, Inc.*	8,173	76,826
Viridian Therapeutics, Inc.*	4,243	81,678
Xencor, Inc.*	3,867	72,313
Xenon Pharmaceuticals, Inc. (Canada)*	1,990	89,988
Zentalis Pharmaceuticals, Inc.*	5,486	65,009
Zymeworks, Inc.*	9,098	98,622
Total Health Care		9,908,300
Total Common Stocks
(Cost $11,940,401)		9,908,300

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value

SECURITIES LENDING COLLATERAL - 7.3%
Money Market Fund - 7.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(4)(5)
(Cost $733,438)	733,438	$733,438

TOTAL INVESTMENTS - 105.1%
(Cost $12,673,839)		10,641,738
Liabilities in Excess of Other Assets - (5.1)%		(514,099)
Net Assets - 100.0%		$10,127,639

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,691,070; total market value of collateral held by the Fund was $1,752,983. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,019,546.
(2)	American Depositary Receipts.
(3)	Restricted security. See Note 5.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2024.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$9,880,825	$27,475	$—	$9,908,300
Money Market Fund	733,438	—	—	733,438
Total	$10,614,263	$27,475	$—	$10,641,738